Deferred taxation (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
[custom:DeferredTaxLossesCarriedForward]	£ 14,326,058	£ 12,793,486
Unrecognized deferred tax asset rate	25.00%	17.00%
Unrecognized deferred tax asset	£ 3,581,514	£ 2,430,762
Share based payment	£ 1,546,929	£ 1,219,680
Share based payment temporary differences rate		17.00%